Income Taxes - Components of Income Tax Expense (Benefit) from Continuing Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 30, 2019	Mar. 31, 2018 [1]	Mar. 25, 2017 [1]
Income Tax Disclosure [Abstract]
Current	$ 0	$ 0	$ 0
Deferred	(4,769)	(5,922)	(2,368)
Valuation allowance	4,769	5,922	2,368
Income tax expense	$ 0	$ 0	$ 0

[1]	Recast (refer to note 1)